Subsequent Events (Details Narrative)				1 Months Ended
	Apr. 25, 2023 $ / shares shares	Feb. 15, 2023 USD ($) $ / shares shares	Jan. 20, 2023	May 09, 2023	May 10, 2023 $ / shares	Apr. 25, 2023 ₪ / shares shares	Apr. 23, 2023 ₪ / shares shares	Apr. 22, 2023 ₪ / shares shares	Apr. 03, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($)	Feb. 14, 2023 USD ($) $ / shares	Feb. 13, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares shares	Jul. 26, 2021 $ / shares
Subsequent Event [Line Items]
Long-term debt										$ 3,719,339				$ 3,967,975	$ 1,267,199
Aggregate principal amount										$ 4,400,000			$ 4,400,000	109,165		$ 119,707
Warrant exercise price | $ / shares												$ 45.00					$ 0.63	$ 6.80
FDIC insured limit														$ 250,000
Ordinary share | $ / shares										$ 0.20				$ 0.20			$ 0.02
Common stock, shares issued | shares										2,688,541				2,688,541			22,360,987
Common stock, shares outstanding | shares										2,688,541				2,688,541			22,360,987
Common stock shares authorized | shares										9,290,000				9,290,000			92,900,000
Share price | $ / shares					$ 1.00					$ 1.00					$ 0.29
Senior Convertible Debenture [Member]
Subsequent Event [Line Items]
Long-term debt												$ 7.00
Aggregate principal amount		$ 4,000,000										4,400,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	the Company effected a 1-for-10 reverse share split of all of the Company’s share capital, including its ordinary shares, nominal value of NIS 0.06 per share (the “Reverse Stock Split”) and adopted amendments to its M&AA in connection with the Reverse Stock Split		the Company held an Extraordinary General Meeting of Shareholders and approved a reverse share split of the Company’s ordinary shares, par value NIS 0.06 per share, by a ratio of up to and including 20:1, to be effective at the ratio and on a date to be determined by the Company’s Board of Directors; and amendments to the Company’s Amended and Restated Articles and Memorandum of Association to effect such reverse share split	the Company effected a 1-for-10 reverse stock split as a means to cure the bid price deficiency and, for a period of ten consecutive trading days through May 9, 2023, the closing bid price of the Company’s ordinary shares was above $1.00
Aggregate principal amount												$ 4,400,000
Purchase of warrant | shares		8,800,000
Warrant exercise price | $ / shares		$ 0.875
Original issue underlying excess rate		9.99%
Ordinary share | $ / shares	$ 1.00
Common stock, shares issued | shares	26,881,144					26,881,144	26,881,244
Common stock, shares outstanding | shares	26,881,144					26,881,144	26,881,244
Share price | ₪ / shares						₪ 0.06	₪ 0.60	₪ 0.06
Nominal value price | ₪ / shares						₪ 0.60
Subsequent Event [Member] | M And AA [Member]
Subsequent Event [Line Items]
Common stock shares authorized | shares	92,900,000					92,900,000	9,290,000	92,900,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount													7,000,000
Principal amount of promissory note													5,000,000
Subsequent Event [Member] | Promissory Note [Member] | Lendor [Member]
Subsequent Event [Line Items]
Aggregate principal amount													1,267,199
Subsequent Event [Member] | Senior Convertible Debenture [Member] | Lendor [Member]
Subsequent Event [Line Items]
Aggregate principal amount													2,000,000
Subsequent Event [Member] | Promissory Note One [Member]
Subsequent Event [Line Items]
Original principal amount													5,000,000
Subsequent Event [Member] | Platinum Bank [Member] | Two Thousend Twenty Three Revolving Credit Agreement [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Long-term debt													$ 7,000,000
Subsequent Event [Member] | Silicon Valley Bank [Member]
Subsequent Event [Line Items]
FDIC insured limit											$ 336,000
FDIC insured limit											$ 250,000
Purchase price									$ 140,000